UNIT-BASED COMPENSATION (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common units that may be delivered (in shares)	500,000
Options exercisable (in shares)	0
Compensation cost recognized | $	$ 23
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Unrecognized compensation cost | $	$ 500
Weighted average period of recognition	3 years
Golar Partners, Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted (in shares)	75,000
Exercise price as of grant date (in USD per share) | $ / shares	$ 20.55
Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	5 years
Vesting November 18, 2017 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Vesting November 18, 2018 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Vesting period	1 year
Vesting November 18, 2019 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%